CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 418,213	$ 59,804	¥ 587,749		¥ 426,119
Restricted cash	¥ 14,375	$ 2,055	¥ 58,220		¥ 6,621
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current
Total cash, cash equivalents and restricted cash	¥ 432,588	$ 61,859	¥ 645,969	$ 92,372	¥ 432,740